Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 3,560	$ 2,690
Short-term lease cost	731	812
Variable lease cost	976	643
Total lease cost	$ 5,267	$ 4,145